Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		¥ 1
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 207	186
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	90	14
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 38	(10)
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	¥ 4
Fair value of liabilities transferred into Level 3	4	20
Fair value of liabilities transferred out of Level 3	6	42
Derived
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred out of Level 3		1
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	452	1
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		12
Fair value of assets transferred out of Level 3	693	22
Available-for-sale securities | Non Japanese Corporate Bonds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		¥ 12
Fair value of assets transferred out of Level 3	¥ 4